Finance Lease Receivables - Schedule of Future Minimum Lease Payments to be Received (Detail)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Leases [Abstract]
Finance lease receivables, Less than 1 year	$ 63,876,788	¥ 444,697,424	¥ 550,315,459
Finance lease receivables, 1 - 2 years	37,079,573	258,140,571	496,391,986
Finance lease receivables, 2 - 3 years	6,630,080	46,157,291	284,434,371
Finance lease receivables, 3 - 4 years	134,603	937,078	50,109,114
Finance lease receivables, Total	$ 107,721,044	¥ 749,932,364	¥ 1,381,250,930